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                       SUPPLEMENT - DATED AUGUST 26, 2009
      TO THE STATEMENTS OF ADDITIONAL INFORMATION, AND SUPPLEMENTS THERETO,
                                 AS SHOWN BELOW:

FUND                                                 SAI DATED      THE SUPPLEMENT THERETO:
----                                                 ---------   -----------------------------
SELIGMAN CAPITAL FUND, INC.                          5/1/09
SELIGMAN CASH MANAGEMENT FUND, INC.                  5/1/09
SELIGMAN CORE FIXED INCOME FUND, INC.                2/2/09      Supplement dated May 20, 2009
SELIGMAN COMMON STOCK FUND, INC.                     5/1/09
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.   5/1/09
SELIGMAN FRONTIER FUND, INC.                         3/2/09      Supplement dated May 20, 2009
SELIGMAN GLOBAL FUND SERIES, INC.                    3/2/09      Supplement dated May 20, 2009
                                                     7/1/09
SELIGMAN GROWTH FUND, INC.                           5/1/09
SELIGMAN HIGH INCOME FUND SERIES                     5/1/09
SELIGMAN INCOME AND GROWTH FUND, INC.                5/1/09
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.       5/1/09
SELIGMAN MUNICIPAL FUND SERIES, INC.                 2/2/09      Supplement dated May 20, 2009
SELIGMAN MUNICIPAL SERIES TRUST                      2/2/09      Supplement dated May 20, 2009
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.          2/2/09      Supplement dated May 20, 2009
SELIGMAN VALUE FUND SERIES, INC.                     5/1/09

THE STATEMENTS OF ADDITIONAL INFORMATION, AND THE SUPPLEMENTS THERETO AS SHOWN ABOVE, FOR EACH OF THE ABOVE-LISTED FUNDS IS HEREBY REVISED AS FOLLOWS:

The following is hereby added to the section "Investing in a Fund" after the existing paragraph under the caption "Class A Shares":

     For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

The following is hereby added to the section "Investing in a Fund" following the last bulleted paragraph under the caption "Initial Sales Charge -- Waivers of the sales charge for Class A shares."

     "CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:"

The following is hereby deleted from the "Investing in a Fund" section under the caption "CDSC - Waivers of the CDSC for Class B shares.":

     - for shares of Seligman funds in retail retirement plans sold to Merrill to which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase."

The following is hereby added to the section "Investing in a Fund" under the following captions:

a) "CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:"

b) "CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:"

c) "CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:"

     - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

THE STATEMENTS OF ADDITIONAL INFORMATION, FOR EACH OF THE ABOVE-LISTED FUNDS EXCEPT FOR:

     -    SELIGMAN COMMON STOCK FUND, INC.,

     -    SELIGMAN CORE FIXED INCOME FUND, INC.,

     -    SELIGMAN HIGH INCOME FUND SERIES, AND

     -    SELIGMAN INCOME AND GROWTH FUND, INC.

ARE HEREBY REVISED AS FOLLOWS:

The table of "Fund Officers" which appears in the section "Management of the Series" or "Management of the Fund", as applicable, is hereby revised as follows:

The entry for Lawrence P. Vogel is hereby replaced with the following:

                                      POSITION WITH
                                     FUND/SERIES AND
NAME, ADDRESS, AGE                LENGTH OF TIME SERVED            PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------                ---------------------   -------------------------------------------------------------
Jeffrey P. Fox                    Treasurer since 2009    Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise Financial Center                           Inc. since 2002; Chief Financial Officer, RiverSource
Minneapolis, MN 55474                                     Distributors, Inc. since 2006
Age 54